Plant and equipment (Tables)	6 Months Ended
Jun. 30, 2020
Plant and equipment
Schedule of plant and equipment

		Computer
	Furniture	hardware				Production
	and	and		Leasehold	Right-of-	tooling and
	equipment	software	Vehicles	Improvements	use assets	molds	Total

Cost:
December 31, 2018	494,487	133,403	388,049	384,341	—	4,549,948	5,950,228
Additions	73,691	139,863	—	129,327	—	3,310,971	3,653,852
Adoption of IFRS 16	—	—	—	—	2,061,469	—	2,061,469
Disposals	—	(2,150)	—	—	—	—	(2,150)
December 31, 2019	568,178	271,116	388,049	513,668	2,061,469	7,860,919	11,663,399
Additions	21,476	82,380	—	12,498	237,608	216,096	570,058
Disposals	—	—	(13,884)	(36,110)	—	—	(49,994)
Lease termination and derecognition[1,2]	—	—	—	—	(463,879)	—	(463,879)
Foreign exchange difference	4,949	237	—	14,606	(29,691)	—	(9,899)
June 30, 2020	594,603	353,733	374,165	504,662	1,805,507	8,077,015	11,709,685

Amortization:
December 31, 2018	230,798	65,689	215,251	114,724	—	—	626,462
Additions	77,975	65,600	117,326	121,951	664,797	—	1,047,649
Disposals	—	(1,254)	—	—	—	—	(1,254)
December 31, 2019	308,773	130,035	332,577	236,675	664,797	—	1,672,857
Additions	43,139	45,208	30,748	71,163	241,474	—	431,732
Disposals	—	—	(9,659)	(29,430)	—	—	(39,089)
Lease termination and derecognition[1,2]	—	—	—	—	(260,443)	—	(260,443)
Foreign exchange difference	908	30	—	5,604	18,115	—	24,657
June 30, 2020	352,820	175,273	353,666	284,012	663,943	—	1,829,714

Net book value:
At December 31, 2019	259,405	141,081	55,472	276,993	1,396,672	7,860,919	9,990,542
June 30, 2020	241,783	178,460	20,499	220,650	1,141,564	8,077,015	9,879,971

[1] The Company entered into a sublease agreement for its office space in Los Angeles, USA, with effect from February 1, 2020. As a result of the sublease, the Company derecognized the right-of-use asset relating to the head lease with cost of $319,365 and accumulated amortization of $161,565 (See Note  6 for further information on the net investment in sublease).

[2] The Company terminated one of its warehouse leases on January 31, 2020. As a result of the termination, the Company derecognized the right-of-use asset of the warehouse with cost of $144,514 and accumulated amortization of $98,878 (See Note 9 for further information on the termination of the lease)